Seward & Kissel LLP
                                1200 G Street, NW
                                    Suite 350
                              Washington, DC 20005
                                  202-737-8833


                                              February 6, 2008

VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                  Re:  AllianceBernstein Exchange Reserves
                       (File Nos. 33-74230 and 811-08294)


Dear Sir or Madam:

     On behalf of the AllianceBernstein Exchange Reserves (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and the Statement of Additional Information of the Fund that would have been filed under Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 30, 2008.

                                               Very truly yours,


                                              /s/ Erin C. Loomis
                                              ---------------------------
                                                  Erin C. Loomis